Class C2 [Member] Average Annual Total Returns - Class C2	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	1.19%
Bloomberg Municipal 3 Year (2-4) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	1.29%	1.34%
Class C2
Prospectus [Line Items]
Average Annual Return, Percent	3.83%	0.83%	0.93%
Performance Inception Date			Nov. 02, 2020
Class C2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.83%	0.83%	0.93%
Class C2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	0.92%	1.00%